Significant Accounting Judgments, Assumptions, and Estimates (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Capitalized development costs	€ 1,374,930	€ 935,487
Warranty provision	€ 747	€ 0
Outside EU [member]
IfrsStatementLineItems [Line Items]
Warranty term	1 year
Europe [Member]
IfrsStatementLineItems [Line Items]
Warranty term	2 years